Net Income Per Share: Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Details
Net Income (Loss) Available to Common Stockholders, Basic	$ 3,928,011	$ 3,159,206	$ 18,024,773	$ 14,813,455	$ 19,123,517	$ 9,648,025
Effective Interest on Convertible Notes and Amortization of Debt Issued Costs	228,542	253,935	724,412	815,326	1,069,261	10,875,038
Net Income (Loss) Available to Common Stockholders, Diluted	$ 4,156,553	$ 3,413,141	$ 18,749,185	$ 15,628,781	$ 20,192,778	$ 20,523,063
Weighted average common shares outstanding, basic	17,861,085	17,861,085	17,861,085	17,861,085	17,861,085	17,861,085
Common Shares Issuable Upon Conversion of Convertible Debt	3,970,243	4,232,250	4,096,554	4,232,250	4,232,250	5,018,000
Weighted average common shares outstanding, diluted	21,831,328	22,093,335	21,957,639	22,093,335	22,093,335	22,879,085
Net income per common share, basic	$ 0.22	$ 0.18	$ 1.10	$ 0.83	$ 1.07	$ 0.54
Net income per common share, diluted	$ 0.19	$ 0.15	$ 0.85	$ 0.71	$ 0.91	$ 0.54